CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Cash flows used in operating activities
Net loss and comprehensive loss	$ (1,922,255)	$ (1,854,502)	$ (4,158,413)	$ (6,609,187)
Adjustments to reconcile net loss to net cash Used in operating activities:
Stock based compensation	456,707	64,044	626,692	2,602,239
Depreciation and amortization	55,794	11,689	60,550	2,307
Inventory write-off (Note 7)			7,182	12,966
Bad Debt Expense			75,000
Unrealized loss on marketable securities	40,591	9,521	16,434
Unrealized foreign exchange				602
Common shares issued for services		131,000	234,500	781,056
Warrants issued for services	70,752		52,817	1,063,270
Change in working capital
Accounts receivable	45,879	(9,604)	(138,644)	(245,458)
Inventory	3,108	(20,785)	(47,345)	(33,025)
Prepaid expenses and deposits	4,170	44,629	124,805	(44,041)
Accounts payable and accrued liabilities	(74,721)	458,673	100,626	3,210
Due to related parties	(46,496)	(2,234)	40,241	(34,835)
Deferred revenue				(17,083)
Net cash used in operating activities	(1,366,471)	(1,167,569)	(3,005,555)	(2,517,979)
Cash flows used in investing activities
Investment from Altria		1,000,000
Investment in Poviva				(70,000)
Intellectual property	(5,711)	(55,743)	(122,982)	(85,399)
Property & Equipment		(441,150)	(646,183)
Net cash used in investing activities	(5,711)	503,107	(769,165)	(155,399)
Cash flows from financing activities
Investment from NCI			1,000,000
Proceeds from issuance of equity	827,020	2,030,489	2,332,683	1,867,224
Net cash from financing activities	827,020	2,030,489	3,332,683	1,867,224
Increase(Decrease) in cash and cash equivalents	(545,162)	1,366,027	(442,037)	(806,153)
Cash and cash equivalents, beginning of year	1,285,147	1,727,184	1,727,184	2,533,337
Cash and cash equivalents, end of year	739,985	3,093,211	1,285,147	1,727,184
Supplemental information of cash flows:
Subscription Funds Payable		31,500
Income taxes paid in cash	$ 957	$ 13,869	13,919
Common shares issued to settle AP				12,000
Reclassification of NCI to additional paid in capital on acquisition			$ 833,333	$ 318,820